Consolidated Statement of Cash Flows - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Profit before income tax	S/ 296,187	S/ 245,708	S/ 262,420
Non-cash adjustments to reconcile profit before income tax to net cash flows from operating activities
Depreciation and amortization	158,246	144,195	138,539
Finance costs	100,308	104,045	95,105
Impairment to retirement of property, plant and equipment		36,551
Long-term incentive plan	7,167	7,632	8,272
Provision for inventory obsolescence	6,418	2,956	1,977
Allowance for expected credit losses	2,751	1,707	1,972
Net (gain) loss on derivative financial instruments recognized at fair value through profit or loss		(19)	59
Finance income	(6,298)	(7,246)	(3,306)
Exchange difference related to monetary transactions	1,048	(973)	3,804
Net gain on disposal of property, plant and equipment and intangible assets	(3,642)	(813)	(591)
Other items that do not generate operating flows, net	7,347	18,021	10,413
Working capital adjustments
Increase in trade and other receivables	(34,194)	(1,870)	(3,695)
Decrease (increase) in inventories	5,904	90,581	(282,554)
(Increase) decrease in prepayments	(951)	13,210	(10,099)
(Decrease) increase in trade and other payables	(14,894)	(48,680)	60,571
Adjustments to reconcile profit (loss)	525,397	605,005	282,887
Interest received	6,422	7,315	3,668
Interest paid	(99,678)	(96,907)	(80,573)
Income tax paid	(111,000)	(103,090)	(94,163)
Net cash flows from operating activities	321,141	412,323	111,819
Investing activities
Opening of term deposits with original maturity greater than 90 days	(32,782)	(10,000)
Redemption of term deposits with original maturity greater than 90 days	32,782	10,000
Purchase of property, plant and equipment	(64,318)	(272,600)	(162,785)
Purchase of intangible assets	(16,563)	(16,707)	(15,712)
Purchase of investments available for sale	(360)		(363)
Loans granted	(97)	(1,679)	(141)
Cash flow proceeds from sale of property, plant and equipment	4,403	1,392	2,664
Proceeds from loans	326	150	149
Net cash flows used in investing activities	(76,609)	(289,444)	(176,188)
Financing activities
Proceeds from bank overdraft		85,333
Payment of bank overdraft		(85,333)
Payment of bank loans	(384,364)	(661,520)	(448,984)
Dividends paid	(175,046)	(175,431)	(179,820)
Payment for hedging instrument		(7,708)	(15,390)
Lease payments	(5,426)	(3,564)	(2,511)
Bank loans received	303,200	639,000	525,000
Dividends returned	297	465	229
Cash flow from settlement of derivative financial instruments		93,323
Net cash flows used in financing activities	(261,339)	(115,435)	(121,476)
Net (decrease) increase in cash and cash equivalents	(16,807)	7,444	(185,845)
Net foreign exchange difference	(663)	976	(5,784)
Cash and cash equivalents as of January 1	90,193	81,773	273,402
Cash and cash equivalents as of December 31	72,723	90,193	81,773
Transactions with no effect on cash flows:
Unrealized exchange difference related to monetary transactions	1,048	(973)	3,804
Outstanding accounts payable related to acquisition of property, plant and equipment	(17,122)	9,379	14,560
Addition of right-of-use assets and lease liabilities		6,915	613
Additions of quarry rehabilitation costs	S/ 1,465	S/ 4,458	S/ 2,745